Subsequent Events (Details)	1 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended			0 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			5 Months Ended	8 Months Ended	11 Months Ended	10 Months Ended
	Feb. 28, 2013 VEF	Dec. 31, 2012 USD ($)	Dec. 31, 2012 VEF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 VEF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 VEF	Jun. 30, 2010 VEF	May 31, 2010 VEF	Feb. 28, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] VEF	Feb. 08, 2013 Subsequent Event [Member] VEF	Jan. 10, 2013 2016 Notes [Member] Subsequent Event [Member] USD ($)	May 10, 2011 Forward Contracts [Member] BRL	Feb. 28, 2013 Colombia [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Colombia [Member] Subsequent Event [Member] COP	Dec. 31, 2012 Colombia [Member] Forward Contracts [Member]	Dec. 31, 2010 Colombia [Member] Forward Contracts [Member]	Feb. 28, 2013 Chile [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Chile [Member] Subsequent Event [Member] CLP	Dec. 31, 2012 Chile [Member] Forward Contracts [Member]	Dec. 31, 2011 Chile [Member] Forward Contracts [Member]	Feb. 28, 2013 Peru [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Peru [Member] Subsequent Event [Member] PEN	Dec. 31, 2012 Peru [Member] Forward Contracts [Member]	Feb. 28, 2013 Uruguay [Member] Subsequent Event [Member] USD ($)	Feb. 28, 2013 Uruguay [Member] Subsequent Event [Member] UYU	Jun. 30, 2013 Minimum [Member] Colombia [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Chile [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Peru [Member] Forecast [Member]	Dec. 31, 2013 Minimum [Member] Uruguay [Member] Forecast [Member]
Subsequent Event [Line Items]
Interest paid		$ 55,347,000		$ 46,022,000		$ 42,034,000								$ 16,944,000
Amount of forward purchased																2,908,000				6,800,000				1,925,000			6,000,000
Average forward rate																	1,805.25				486.27				2.56			20.07
Percentage of hedged foreign currency																		49.00%	73.00%			77.00%	90.00%			60.00%			70.00%	56.70%	50.00%	49.40%
Foreign currency exchange rate			4.30					5.30	6.96			6.30	6.30		1.7355
Recognized foreign currency loss and reduction of net monetary assets											14,100,000
Promissory note	41,000,000	13,189,000	119,700,000	5,535,000	50,000,000	2,409,000	20,000,000
Promissory note acquired										1,955,000
Froeign currency exchange loss		$ 9,382,000		$ 3,899,000		$ 1,364,000				$ 4,553,000